REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Gain on sale of vessels	$ 94,229	$ 21,959
Gain on settlement of claim	0	397
Gain on pool arrangements	0	1,283
Other gains	0	41
Total other operating income	$ 94,229	$ 23,680